Income Taxes (Details) - Schedule of Significant Components of the Deferred Tax Assets - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Significant Components of the Deferred Tax Assets [Abstract]
Net operating loss carry-forwards	¥ 7,872,413	¥ 4,340,076
Allowance of doubtful accounts	16,284,573
Less: valuation allowance	¥ (24,156,986)	(1,436,620)
Net deferred tax assets		¥ 2,903,456